Schedule of Amount Due to Related Parties (Details) (Parenthetical) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 17, 2024	Apr. 24, 2014	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025	Dec. 07, 2023	Sep. 07, 2023
Related Party Transaction [Line Items]
Principal amount								$ 1,000,000
Long-Term Debt, Gross								$ 1,100,000
Due from related parties			$ 244,368		$ 2,532,160	$ 1,651,407
Compensation expense			30,000	$ 40,000	110,000	110,000
Unsecured Loan [Member]
Related Party Transaction [Line Items]
Principal amount							$ 1,100,000		$ 1,000,000
Mr Cheung Ching Ping [Member]
Related Party Transaction [Line Items]
Due from related parties					1,021,617	520,964
Related party percentage	50.00%	50.00%
Due from related parties					1,021,617
Directors remuneration			30,000
Outstanding directors remuneration			30,000
Chrome Field I Inc [Member]
Related Party Transaction [Line Items]
Principal amount		$ 1,307,619.69
Chrome Field II Inc [Member]
Related Party Transaction [Line Items]
Principal amount		$ 1,447,739.16
Mr. Cheung Chi Ping [Member]
Related Party Transaction [Line Items]
Due from related parties					485,917	377,817
Related party percentage		40.00%
Mr Cheung Yick Chung [Member]
Related Party Transaction [Line Items]
Due from related parties					121,454	94,454
Related party percentage	40.00%	10.00%
Mr Cheung Ching Ping One [Member]
Related Party Transaction [Line Items]
Due from related parties					607,272	472,272
Mr Cheung Chi Ping One [Member]
Related Party Transaction [Line Items]
Due from related parties			$ 214,368		$ 295,900	$ 185,900